Shareholder Fees	Mar. 01, 2021
First Trust Institutional Preferred Securities and Income ETF | First Trust Institutional Preferred Securities and Income ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none